Lines of business - Contribution of Segments to Overall Profitability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Fee and other revenue	$ 12,165	$ 12,073	$ 12,082
Net interest revenue (expense)	3,308	3,138	3,026
Provision for credit losses	(24)	(11)	160
Income from consolidated investment management funds, net of noncontrolling interests	4,090	3,547	3,158
Investment income (loss), net	70	26	86
Net income (loss) attributable to noncontrolling interests	24	1	64
Investment Management
Segment Reporting Information [Line Items]
Net income (loss) attributable to noncontrolling interests	(33)	(10)	(68)
Operating segments
Segment Reporting Information [Line Items]
Fee and other revenue	12,202	12,089	12,100
Net interest revenue (expense)	3,308	3,138	3,026
Total revenue	15,510	15,227	15,126
Provision for credit losses	(24)	(11)	160
Noninterest expense	10,948	10,514	10,795
Income before taxes	$ 4,586	$ 4,724	$ 4,171
Pre-tax operating margin	30.00%	31.00%	28.00%
Average assets	$ 343,848	$ 358,477	$ 372,187
Net income (loss) attributable to noncontrolling interests	(9)	(9)	4
Operating segments | Investment Management
Segment Reporting Information [Line Items]
Fee and other revenue	3,668	3,424	3,587
Net interest revenue (expense)	329	327	319
Total revenue	3,997	3,751	3,906
Provision for credit losses	2	6	(1)
Noninterest expense	2,854	2,778	2,859
Income before taxes	$ 1,141	$ 967	$ 1,048
Pre-tax operating margin	29.00%	26.00%	27.00%
Average assets	$ 31,450	$ 30,169	$ 30,928
Income from consolidated investment management funds, net of noncontrolling interests	37	16	18
Investment income (loss), net	70	26	86
Net income (loss) attributable to noncontrolling interests	33	10	68
Operating segments | Investment Services
Segment Reporting Information [Line Items]
Fee and other revenue	8,527	8,299	8,177
Net interest revenue (expense)	3,058	2,797	2,622
Total revenue	11,585	11,096	10,799
Provision for credit losses	(7)	8	28
Noninterest expense	7,747	7,342	7,502
Income before taxes	$ 3,845	$ 3,746	$ 3,269
Pre-tax operating margin	33.00%	34.00%	30.00%
Average assets	$ 254,646	$ 273,808	$ 286,617
Operating segments | Other
Segment Reporting Information [Line Items]
Fee and other revenue	7	366	336
Net interest revenue (expense)	(79)	14	85
Total revenue	(72)	380	421
Provision for credit losses	(19)	(25)	133
Noninterest expense	347	394	434
Income before taxes	(400)	11	(146)
Average assets	57,752	54,500	54,642
United Kingdom
Segment Reporting Information [Line Items]
Total revenue	$ 2,400	$ 2,200	$ 2,300
Percentage of revenue (percent)	15.00%	14.00%	15.00%